Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Select Small Cap Value Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 17,674	$ 17,674	$ 17,674	$ 14,655	$ 15,765	$ 17,202	$ 9,849	$ 11,259	$ 12,212	$ 11,014	$ 9,624	$ 10,483
Average Annual Return, Percent		13.65%	8.14%	5.86%
Columbia Select Small Cap Value Fund Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		20.61%	9.44%	6.49%
Columbia Select Small Cap Value Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 19,216	$ 19,216	$ 19,216	15,901	17,060	18,569	10,608	12,099	13,081	11,770	10,260	11,145
Average Annual Return, Percent		20.85%	9.69%	6.75%
Columbia Select Small Cap Value Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 19,222	$ 19,222	$ 19,222	15,910	17,061	18,575	10,611	12,101	13,086	11,773	10,263	11,145
Average Annual Return, Percent		20.81%	9.70%	6.75%
Columbia Select Small Cap Value Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 19,389	$ 19,389	$ 19,389	16,029	17,189	18,704	10,678	12,167	13,145	11,819	10,288	11,165
Average Annual Return, Percent		20.96%	9.77%	6.85%
Columbia Select Small Cap Value Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 19,443	$ 19,443	$ 19,443	16,067	17,219	18,726	10,683	12,168	13,142	11,811	10,281	11,143
Average Annual Return, Percent	[1]	21.01%	9.83%	6.88%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Account Value		$ 19,431	$ 19,431	$ 19,431	15,959	18,031	19,529	10,886	12,761	14,390	12,367	10,221	10,510
Average Annual Return, Percent		21.76%	8.77%	6.87%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 31,295	$ 31,295	$ 31,295	$ 24,529	$ 24,040	$ 24,960	$ 17,344	$ 15,560	$ 15,181	$ 13,194	$ 11,211	$ 11,186
Average Annual Return, Percent		27.58%	15.00%	12.09%

[1]	The returns shown for periods prior to October 1, 2014 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.